Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Expense for leases under the low value exemption	€ 185	€ 181	€ 159
Expense for variable lease payments not included in measurement of lease liabilities	292	198	102
Depreciation expense on right-of-use assets and interest expense on lease liabilities	6,269	5,835	5,639
Rent concessions on leases	56	56	761
Non-current lease liabilities	16,817	8,786	13,928
Current lease liabilities	5,189	5,361	5,787
Cash outflow for leases	5,466	5,800	4,256
Interest expense on lease liabilities	612	612	€ 511
Non-current financial assets
Disclosure of quantitative information about right-of-use assets [line items]
Rent cash deposits	€ 294	€ 175